Equity - Summary of Reconciliation of Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	$ 73,520
Share-based payment expense for the year	5,870	$ 3,655	$ 5,536
Closing Balance	78,303	73,520
Share-based payments reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	101,367	97,924
Tax credited / (debited) to equity	(191)	(212)
Transfer to ordinary shares on exercise of options	(204)	0
Share-based payment expense for the year	5,870	3,655
Closing Balance	106,842	101,367	97,924
Investment revaluation reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	(543)	(542)
Changes in the fair value of financial assets through other comprehensive income	(743)	(1)
Closing Balance	(1,286)	(543)	(542)
Foreign Currency Translation Reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	(40,273)	(39,700)
Currency gain/(loss) on translation of foreign operations net assets	51	(573)
Closing Balance	(40,222)	(40,273)	(39,700)
Warrants reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	12,969	12,969
Movements during the period	0	0
Closing Balance	$ 12,969	$ 12,969	$ 12,969